Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2013
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Supplier A (third party)	759,505	602,109
Supplier B (third party)	224,608	47,938
Supplier C (third party)	161,925	174,278

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of the year	87,869	94,154	158,452
Allowance made during the year	42,194	103,139	10,392
Recoveries	(35,909)	(38,841)	—
Written off	—	—	(96,517)
Balance at end of the year	94,154	158,452	72,327